Acquisition - Summary of Purchase Price Consideration Based on Estimated Acquisition Fair Value (Detail) - Vital Score [Member] - USD ($) $ in Thousands		12 Months Ended
	Dec. 04, 2018	Jan. 31, 2019
Business Acquisition, Contingent Consideration [Line Items]
Cash consideration	$ 1,540	$ 1,540
Common stock issued, amount, (20,164 shares at $8.03 per share)		162
Total fair value of acquisition consideration		$ 1,702